UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2009 – February 28, 2010

Item 1: Reports to Shareholders

Vanguard® CMT Funds

February 28, 2010

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

		August 31, 2009- February 28, 2010

		Institutional	7-Day SEC
	Vanguard	Money Market	Yield[2] :
Vanguard CMT Funds	Fund	Funds Average[1]	2/28/2010
Total Returns
Market Liquidity	0.11%	0.05%	0.16%
Municipal Cash Management	0.10	--	0.16

1Derived from data provided by Lipper Inc.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 2/28/2010
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

7-Day SEC Yield	0.16%
Average Weighted Maturity	36 days
Average Quality[1]	Aa1
Expense Ratio[2]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	37.8%
Commercial Paper	14.9

Treasury/Agency	45.6
Other	1.7

Distribution by Credit Quality[1] (% of portfolio)
Aaa	49.3%
Aa	38.3
A	12.4

1Moody’s Investors Service.

2The expense ratio shown is from the prospectus dated December 28, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2010, the annualized expense ratio was 0.01%.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

7-Day SEC Yield	0.16%
Average Weighted Maturity	9 days
Average Quality[1]	MIG-1
Expense Ratio[2]	0.01%

Distribution by Credit Quality[3] (% of portfolio)
MIG-1/SP-1+	86.4%
A-1/P-1	13.6

Largest State Concentrations[4]
Illinois	9.9%
Florida	8.1
New York	7.8
Texas	7.5
Ohio	7.4
Colorado	4.2
North Carolina	3.6
Pennsylvania	3.4
California	3.1
Indiana	2.8
Top Ten	57.8%

1Moody’s Investors Service.
2The expense ratio shown is from the prospectus dated December 28, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2010, the annualized expense ratio was 0.01%.
3Ratings: Moody’s Investor Service, Standard & Poor’s.
4Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended December 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Year	Since Inception

Market Liquidity	7/19/2004	0.41%	3.37%	3.24%
Municipal Cash Management	7/19/2004	0.38	2.40	2.32

Market Liquidity Fund

Financial Statements

Statement of Net Assets

As of February 28, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

1	Yield
				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (20.6%)
2	Fannie Mae Discount Notes	0.130%	3/1/10	200,000	200,000
[2,3] Federal Home Loan Banks		0.120%	5/13/10	237,170	237,111
[2,3] Federal Home Loan Mortgage Corp.		0.303%	4/7/10	350,000	350,018
[2,3] Federal Home Loan Mortgage Corp.		0.160%	5/4/10	100,000	99,977
[2,3] Federal Home Loan Mortgage Corp.		0.179%	5/5/10	250,000	250,062
[2,3] Federal National Mortgage Assn.		0.131%	4/27/10	750,000	749,577
[2,3] Federal National Mortgage Assn.		0.130%	5/13/10	510,000	509,939
2	Freddie Mac Discount Notes	0.150%	5/24/10	200,000	199,930
	United States Treasury Bill	0.170%	5/6/10	400,000	399,875
	United States Treasury Bill	0.165%	5/13/10	500,000	499,833
	United States Treasury Bill	0.165%	5/20/10	450,000	449,835
	United States Treasury Bill	0.165%	6/10/10	300,000	299,861
	United States Treasury Bill	0.200%	7/1/10	250,000	249,831
Total U.S. Government and Agency Obligations (Cost $4,495,849)					4,495,849
Commercial Paper (14.9%)
Finance - Auto (1.2%)
	American Honda Finance Corp.	0.160%	3/8/10	10,000	10,000
	American Honda Finance Corp.	0.160%–0.180%	3/18/10	45,000	44,996
	American Honda Finance Corp.	0.180%	3/22/10	50,000	49,995
	American Honda Finance Corp.	0.180%	4/13/10	6,000	5,999
	American Honda Finance Corp.	0.190%	4/29/10	28,025	28,016
	Toyota Credit Canada Inc.	0.210%	4/27/10	10,000	9,997
	Toyota Motor Credit Corp.	0.210%	3/16/10	115,000	114,990
					263,993
Foreign Banks (7.3%)
	Abbey National NA LLC	0.210%	3/15/10	125,000	124,990
	Abbey National NA LLC	0.180%	4/20/10	100,000	99,975
	CBA (Delaware) Finance Inc.	0.180%–0.190%	4/6/10	202,200	202,163
	CBA (Delaware) Finance Inc.	0.180%	4/14/10	50,000	49,989
	CBA (Delaware) Finance Inc.	0.180%	4/15/10	113,000	112,975
4	Commonwealth Bank of Australia	0.190%	5/17/10	250,000	249,898
4	Commonwealth Bank of Australia	0.200%	5/24/10	36,000	35,983
4	Danske Corp.	0.200%	3/12/10	80,000	79,995
4	Danske Corp.	0.210%	3/29/10	18,000	17,997
4	Danske Corp.	0.200%	4/12/10	70,000	69,984
4	Danske Corp.	0.200%	4/13/10	41,000	40,990

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
4 Danske Corp.	0.195%	4/27/10	19,070	19,064
4 Danske Corp.	0.200%	5/17/10	263,875	263,762
Nordea North America Inc.	0.180%	3/16/10	65,000	64,995
Rabobank USA Financial Corp.	0.185%	4/14/10	127,700	127,671
4 Westpac Banking Corp.	0.300%	3/15/10	29,500	29,497
				1,589,928
Foreign Governments (1.5%)
Caisse D'Amortissement de la Dette Sociale	0.290%	3/29/10	100,000	99,978
4 Kreditanstalt Fuer Wiederaufbau	0.150%	4/15/10	52,000	51,990
4 Kreditanstalt Fuer Wiederaufbau	0.150%	4/22/10	27,145	27,139
Societe de Prise de Participation de l'Etat	0.210%	3/5/10	118,000	117,997
Societe de Prise de Participation de l'Etat	0.170%	4/6/10	26,000	25,996
				323,100
Foreign Industrial (1.0%)
4 Nestle Capital Corp.	0.180%	5/25/10	100,000	99,957
4 Total Capital Canada, Ltd.	0.200%	3/4/10	19,000	19,000
4 Total Capital Canada, Ltd.	0.190%	4/8/10	54,095	54,084
4 Total Capital Canada, Ltd.	0.200%	4/16/10	18,000	17,995
4 Total Capital Canada, Ltd.	0.190%	5/20/10	27,000	26,989
				218,025
Industrial (3.9%)
General Electric Co.	0.150%	3/1/10	200,000	200,000
General Electric Co.	0.170%	3/22/10	435,000	434,957
General Electric Co.	0.170%	3/23/10	215,000	214,977
				849,934
Total Commercial Paper (Cost $3,244,980)				3,244,980
Certificates of Deposit (36.1%)
Domestic Banks (0.9%)
State Street Bank & Trust Co.	0.200%	4/12/10	200,000	200,000

Eurodollar Certificates of Deposit (7.8%)
Credit Agricole S.A.	0.210%	4/15/10	120,000	120,000
Credit Agricole S.A.	0.210%	4/19/10	150,000	150,000
Credit Agricole S.A.	0.210%	4/22/10	70,000	70,000
Credit Agricole S.A.	0.230%	6/1/10	250,000	250,000
ING Bank N.V.	0.310%	3/1/10	100,000	100,000
ING Bank N.V.	0.240%	4/1/10	65,000	65,000
ING Bank N.V.	0.240%	4/14/10	25,000	25,000
ING Bank N.V.	0.240%	4/19/10	145,000	145,000
ING Bank N.V.	0.240%	4/22/10	45,000	45,000
ING Bank N.V.	0.240%	4/26/10	56,000	56,000
National Australia Bank Ltd.	0.210%	3/18/10	200,000	200,000
National Australia Bank Ltd.	0.210%	3/18/10	150,000	150,000
National Australia Bank Ltd.	0.200%	4/8/10	35,000	35,000
National Australia Bank Ltd.	0.190%	4/14/10	20,000	20,000
National Australia Bank Ltd.	0.200%	4/19/10	125,000	125,000
National Australia Bank Ltd.	0.210%	4/30/10	60,000	60,001
Societe Generale (London Branch)	0.240%	3/2/10	60,000	60,000
Societe Generale (London Branch)	0.215%	5/4/10	30,000	30,000
				1,706,001

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Yankee Certificates of Deposit (27.4%)
Abbey National Treasury Services PLC (US
Branch)	0.160%	3/15/10	95,000	95,000
Abbey National Treasury Services PLC (US
Branch)	0.180%	4/12/10	200,000	200,000
Abbey National Treasury Services PLC (US
Branch)	0.180%	4/13/10	125,000	125,000
Australia & New Zealand Banking Group (New
York Branch)	0.190%	5/25/10	196,300	196,302
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.170%	3/15/10	75,000	75,000
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.170%	3/22/10	150,000	150,000
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.230%	4/8/10	110,000	110,000
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.200%	4/15/10	200,000	200,000
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.195%	4/26/10	75,000	75,000
Bank of Montreal (Chicago Branch)	0.190%	3/2/10	8,000	8,000
Bank of Montreal (Chicago Branch)	0.170%	3/19/10	50,000	50,000
Bank of Montreal (Chicago Branch)	0.190%	4/8/10	205,000	205,000
Bank of Montreal (Chicago Branch)	0.190%	4/19/10	9,000	9,000
Bank of Montreal (Chicago Branch)	0.190%	4/26/10	44,000	44,000
Bank of Montreal (Chicago Branch)	0.200%	5/24/10	75,000	75,000
Bank of Nova Scotia (Houston Branch)	0.180%	4/8/10	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.180%	4/12/10	70,000	70,000
Bank of Nova Scotia (Houston Branch)	0.180%	4/13/10	220,000	220,000
Bank of Nova Scotia (Houston Branch)	0.190%	5/17/10	175,000	175,000
BNP Paribas (New York Branch)	0.230%	3/9/10	75,000	75,000
BNP Paribas (New York Branch)	0.220%	4/15/10	80,000	80,000
BNP Paribas (New York Branch)	0.220%	4/20/10	100,000	100,000
BNP Paribas (New York Branch)	0.220%	4/21/10	140,000	140,000
BNP Paribas (New York Branch)	0.220%	5/18/10	185,000	185,000
BNP Paribas (New York Branch)	0.220%	5/19/10	50,000	50,000
DNB NOR Bank ASA (New York Branch)	0.160%	3/15/10	50,000	50,000
DNB NOR Bank ASA (New York Branch)	0.160%	3/15/10	110,000	110,000
Intesa Sanpaolo SpA (New York Branch)	0.170%	3/1/10	155,000	155,000
Intesa Sanpaolo SpA (New York Branch)	0.200%	4/19/10	65,000	65,000
Intesa Sanpaolo SpA (New York Branch)	0.210%	5/24/10	125,000	125,000
Lloyds TSB Bank PLC (New York Branch)	0.190%	3/17/10	50,000	50,000
Lloyds TSB Bank PLC (New York Branch)	0.170%	3/23/10	40,000	40,000
Lloyds TSB Bank PLC (New York Branch)	0.190%	3/25/10	120,000	120,000
Lloyds TSB Bank PLC (New York Branch)	0.200%	4/19/10	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.170%	3/22/10	70,000	70,000
Nordea Bank Finland PLC (New York Branch)	0.170%	3/22/10	45,000	45,000
Nordea Bank Finland PLC (New York Branch)	0.190%	4/7/10	150,000	150,000
Nordea Bank Finland PLC (New York Branch)	0.180%	4/13/10	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.180%	4/19/10	80,000	80,000
Nordea Bank Finland PLC (New York Branch)	0.210%	5/18/10	50,000	50,000
Rabobank Nederland NV (New York Branch)	0.200%	3/2/10	86,000	86,000
Rabobank Nederland NV (New York Branch)	0.200%	3/15/10	200,000	200,000
Rabobank Nederland NV (New York Branch)	0.200%	3/22/10	150,000	150,000
Rabobank Nederland NV (New York Branch)	0.190%	4/15/10	14,000	14,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Royal Bank of Scotland PLC (Connecticut
Branch)	0.190%	3/1/10	70,000	70,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.170%	3/25/10	200,000	200,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.220%	4/15/10	110,000	110,000
Societe Generale (New York Branch)	0.210%	3/22/10	150,000	150,000
Societe Generale (New York Branch)	0.230%	4/20/10	100,000	100,000
Societe Generale (New York Branch)	0.220%	5/4/10	75,000	75,000
Svenska Handelsbanken (New York Branch)	0.190%	4/21/10	160,000	160,000
Svenska Handelsbanken (New York Branch)	0.200%	5/17/10	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.200%	5/24/10	150,000	150,000
Toronto Dominion Bank (New York Branch)	0.180%	3/17/10	25,000	25,000
				5,962,302
Total Certificates of Deposit (Cost $7,868,303)				7,868,303
Other Notes (1.8%)
Bank of America, NA	0.250%	3/18/10	115,000	115,004
Bank of America, NA	0.250%	3/22/10	30,000	30,002
Bank of America, NA	0.200%	4/12/10	110,000	110,000
Bank of America, NA	0.180%	4/13/10	20,000	20,000
Bank of America, NA	0.200%	5/3/10	105,000	105,000
Total Other Notes (Cost $380,006)				380,006
Repurchase Agreements (24.9%)
Banc of America Securities, LLC
(Dated 2/26/10, Repurchase Value
$570,005,000, collateralized by U.S. Treasury
Bill 0.000%, 7/15/10, U.S. Treasury Note
2.750%-8.125%, 2/15/19-8/15/19)	0.100%	3/1/10	570,000	570,000
Barclays Capital Inc.
(Dated 2/26/10, Repurchase Value
$845,007,000, collateralized by U.S. Treasury
Note 4.250%, 5/15/39)	0.100%	3/1/10	845,000	845,000
BNP Paribas Securities Corp.
(Dated 2/26/10, Repurchase Value
$747,259,000, collateralized by U.S. Treasury
Note 1.375%-4.500%, 2/28/11-11/30/14)	0.110%	3/1/10	747,252	747,252
Credit Suisse Securities (USA) LLC
(Dated 2/26/10, Repurchase Value
$200,002,000, collateralized by U.S. Treasury
Note 1.500%-3.250%, 12/31/13-12/31/16)	0.100%	3/1/10	200,000	200,000
Deutsche Bank Securities, Inc.
(Dated 2/26/10, Repurchase Value
$52,000,000, collateralized by U.S. Treasury
Note 0.875%, 5/31/11)	0.080%	3/1/10	52,000	52,000
Deutsche Bank Securities, Inc.
(Dated 2/26/10, Repurchase Value
$410,003,000, collateralized by U.S. Treasury
Bill 0.000%, 11/18/10, U.S. Treasury Note
0.875%-3.375%, 2/28/11-2/15/39)	0.100%	3/1/10	410,000	410,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Deutsche Bank Securities, Inc.
(Dated 2/26/10, Repurchase Value
$371,004,000, collateralized by U.S. Treasury
Bill 0.000%, 5/20/10-7/29/10, U.S. Treasury
Note 0.875%-6.500%, 4/30/11-11/15/26)	0.120%	3/1/10	371,000	371,000
J.P. Morgan Securities Inc.
(Dated 2/26/10, Repurchase Value
$275,002,000, collateralized by U.S. Treasury
Note 0.875%-3.625%, 3/31/11-8/15/19)	0.100%	3/1/10	275,000	275,000
RBC Capital Markets Corp.
(Dated 2/26/10, Repurchase Value
$200,002,000, collateralized by Federal Home
Loan Bank Note 0.250%, 02/25/11)	0.120%	3/1/10	200,000	200,000
RBS Securities, Inc.
(Dated 2/26/10, Repurchase Value
$390,004,000, collateralized by Federal
National Mortgage Assn. 0.000%, 6/1/17,
Federal Home Loan Mortgage Corp. Discount
Note 3/4/10-8/24/10)	0.120%	3/1/10	390,000	390,000
Societe Generale
(Dated 2/26/10, Repurchase Value
$211,127,000, collateralized by U.S. Treasury
Inflation Adjusted Note 3.625%, 4/15/28, U.S.
Treasury Note 0.875%-8.125%, 4/30/11-
5/15/21)	0.080%	3/1/10	211,126	211,126
Societe Generale
(Dated 2/26/10, Repurchase Value
$500,003,000, collateralized by U.S. Treasury
Inflation Adjusted Note 3.625%, 4/15/28, U.S.
Treasury Note 0.875%-8.125%, 4/30/11-
5/15/21)	0.080%	3/1/10	500,000	500,000
Societe Generale
(Dated 2/26/10, Repurchase Value
$665,006,000, collateralized by U.S. Treasury
Bill 0.000%, 5/27/10, U.S. Treasury Note
1.375%-4.75%, 02/15/12-8/15/39)	0.110%	3/1/10	665,000	665,000
Total Repurchase Agreements (Cost $5,436,378)				5,436,378
Money Market Fund (0.9%)
5 Vanguard Municipal Cash Management Fund
(Cost $199,562)	0.169%		199,562,467	199,562
Total Money Market Instruments (Cost $21,625,078)				21,625,078
Tax-Exempt Municipal Bonds (0.8%)
Boone County KY Pollution Rev. (Duke Energy
Inc. Project) VRDO	0.160%	3/3/10	5,000	5,000
California Infrastructure & Econ. Dev. Bank Rev.
(Orange County Performing) VRDO	0.140%	3/4/10	7,000	7,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.190%	3/4/10	14,500	14,500
California Statewide Communities Dev. Auth.
Rev. (Los Angeles County Museum) VRDO	0.150%	3/3/10	3,750	3,750
District of Columbia Rev. (Georgetown Univ.)
VRDO	0.150%	3/4/10	9,575	9,575

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Baylor College of Medicine) VRDO	0.220%	3/3/10	11,000	11,000
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.210%	3/3/10	4,250	4,250
Loudoun County VA IDA Rev. (Howard Hughes
Medical Institute) VRDO	0.150%	3/3/10	8,000	8,000
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.190%	3/4/10	10,000	10,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Farber Cancer Institute) VRDO	0.170%	3/4/10	5,500	5,500
Massachusetts Health & Educ. Fac. Auth. Rev.
(South Coast Health System) VRDO	0.180%	3/4/10	3,800	3,800
New Hampshire Health & Educ. Fac. Auth. Rev.
(Dartmouth College) VRDO	0.170%	3/3/10	6,500	6,500
New Jersey Econ. Dev. Auth. Rev. VRDO	0.170%	3/3/10	16,500	16,500
New Jersey Transp. Trust Fund Auth. Rev.
VRDO	0.160%	3/3/10	7,800	7,800
New York City NY GO VRDO	0.190%	3/4/10	5,500	5,500
New York State Housing Finance Agency Rev.
VRDO	0.170%	3/3/10	8,500	8,500
North Texas Tollway Auth. Rev. VRDO	0.160%	3/3/10	3,250	3,250
Oregon State Fac. Auth. Rev. (PeaceHealth)
VRDO	0.160%	3/4/10	8,000	8,000
South Carolina Transp. Infrastructure Rev.
VRDO	0.160%	3/3/10	12,000	12,000
Univ. of Texas Rev. VRDO	0.150%	3/4/10	8,800	8,800
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.210%	3/3/10	3,750	3,750
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.210%	3/3/10	4,500	4,500
Washington Health Care Fac. Auth. (Swedish
Health Services) VRDO	0.160%	3/3/10	4,750	4,750
Total Tax-Exempt Municipal Bonds (Cost $172,225)				172,225
Total Investments (100.0%) (Cost $21,797,303)				21,797,303
Other Assets and Liabilities (0.0%)
Other Assets				2,442
Liabilities				(35)
				2,407
Net Assets (100%)
Applicable to 21,800,951,034 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				21,799,710

Net Asset Value per Share				$1.00

				Amount
				($000)
Paid-in-Capital				21,800,951
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(1,241)
Net Assets				21,799,710

__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Market Liquidity Fund

2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At February 28, 2010, the aggregate value of these securities was $1,104,324,000, representing 5.1% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 28, 2010
($000)
Investment Income
Income
Interest	27,972
Total Income	27,972
Expenses
The Vanguard Group—Note B
Management and Administrative	641
Total Expenses	641
Net Investment Income	27,331
Realized Net Gain (Loss) on Investment Securities Sold	60
Net Increase (Decrease) in Net Assets Resulting from Operations	27,391

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,331	193,350
Realized Net Gain (Loss)	60	(1,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,391	192,133
Distributions
Net Investment Income	(27,331)	(193,350)
Realized Capital Gain	—	—
Total Distributions	(27,331)	(193,350)
Capital Share Transactions
Issued	119,219,258	232,145,467
Issued in Lieu of Cash Distributions	27,331	193,350
Redeemed	(123,405,093)	(229,283,822)
Net Increase (Decrease) from Capital Share Transactions	(4,158,504)	3,054,995
Total Increase (Decrease)	(4,158,444)	3,053,778
Net Assets
Beginning of Period	25,958,154	22,904,376
End of Period	21,799,710	25,958,154

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.010	.036	.053	.046	.026
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.010	.036	.053	.046	.026
Distributions
Dividends from Net Investment
Income	(.001)	(.010)	(.036)	(.053)	(.046)	(.026)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.010)	(.036)	(.053)	(.046)	(.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.11%	1.04%	3.69%	5.48%	4.68%	2.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,800	$25,958	$22,904	$18,781	$16,221	$15,303
Ratio of Total Expenses to Average
Net Assets	0.005%[1]	0.005%	0.005%	0.005%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.21%[1]	0.97%	3.50%	5.34%	4.61%	2.57%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund's net asset value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2006-2009), and for the period ended February 28, 2010, and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2010, the fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized

Market Liquidity Fund

cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Municipal Cash Management Fund
Statement of Net Assets (unaudited)
As of February 28, 2010.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Alabama (0.6%)
1 Alabama Public School & College Auth. TOB VRDO	0.270%	3/5/10 (4)	12,230	12,230
Pell City AL Special Care Fac. Financing Auth. Rev. (Noland Health Service) VRDO	0.200%	3/5/10 LOC	5,000	5,000
				17,230
Arizona (0.8%)
Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.160%	3/5/10 LOC	19,500	19,500
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.200%	3/5/10 (13)	4,500	4,500
				24,000
California (3.1%)
1 Atwater CA Public Financing Auth. Wastewater Rev. TOB VRDO	0.200%	3/5/10 (4)	16,995	16,995
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.220%	3/5/10	7,500	7,500
1 California Dept. of Veteran Affairs Rev. TOB VRDO	0.200%	3/5/10	10,000	10,000
California GO VRDO	0.140%	3/1/10 LOC	11,900	11,900
California GO VRDO	0.170%	3/5/10 LOC	20,000	20,000
California Housing Finance Agency Home Mortgage Rev. VRDO	0.210%	3/5/10 LOC	4,240	4,240
California Housing Finance Agency Multifamily Housing Rev. VRDO	0.210%	3/5/10 LOC	2,970	2,970
California Statewide Communities Dev. Auth. Multifamily Housing Rev. (Ridgeway Apartments)
VRDO	0.150%	3/5/10 LOC	5,300	5,300
1 California Statewide Communities Dev. Auth. Rev. (Sutter Health) TOB VRDO	0.200%	3/5/10	6,230	6,230
Sacramento CA Transp. Auth. Sales Tax Rev. VRDO	0.180%	3/5/10	9,400	9,400
				94,535
Colorado (4.2%)
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.160%	3/1/10 LOC	9,000	9,000
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.170%	3/1/10 LOC	1,500	1,500
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.170%	3/1/10 LOC	11,215	11,215
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.170%	3/1/10 LOC	10,150	10,150
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.170%	3/1/10 LOC	7,745	7,745
1 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.250%	3/5/10 (4)	9,995	9,995
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.150%	3/5/10	8,200	8,200
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.180%	3/5/10	25,300	25,300
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.220%	3/5/10	15,000	15,000
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.170%	3/5/10 LOC	4,610	4,610
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.170%	3/5/10 LOC	3,630	3,630
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.170%	3/5/10 LOC	16,000	16,000
Midcities Metro. Dist. VRDO	0.200%	3/5/10 LOC	5,000	5,000
				127,345
Connecticut (1.5%)
Connecticut Housing Finance Auth. Rev. Housing Mortgage Finance Program VRDO	0.190%	3/1/10	34,500	34,500
1 Connecticut State Health & Educ. TOB VRDO	0.200%	3/5/10	10,330	10,330
				44,830
Delaware (0.3%)
Delaware Econ. Dev. Auth. Rev. (Archmere Academy Project) VRDO	0.180%	3/5/10 LOC	9,925	9,925

District of Columbia (1.4%)
1 District of Columbia GO TOB VRDO	0.200%	3/5/10 LOC	21,395	21,395
District of Columbia Rev. (Center for Strategic and International Studies, Inc. Issue) VRDO	0.170%	3/5/10 LOC	6,730	6,730
District of Columbia Rev. (Washington Center for Internships) VRDO	0.190%	3/5/10 LOC	4,800	4,800
District of Columbia Rev. (Washington Drama Society) VRDO	0.170%	3/5/10 LOC	4,625	4,625
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.250%	3/5/10 (12)	4,010	4,010
				41,560
Florida (8.1%)
Florida Dept. of Environmental Protection & Preservation Rev. VRDO	0.190%	3/5/10 (12)	11,000	11,000
Florida Gulf Coast Univ. Financing Corp. VRDO	0.210%	3/5/10 LOC	5,500	5,500
1 Highlands County FL Health Rev. (Adventist Health System) TOB VRDO	0.210%	3/5/10 (13)	8,135	8,135
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.130%	3/1/10 LOC	16,500	16,500
Jacksonville FL Captial Project Rev. VRDO	0.200%	3/5/10 LOC	32,815	32,815
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.160%	3/5/10	5,365	5,365
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.170%	3/5/10	4,970	4,970
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.170%	3/5/10	16,665	16,665
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.170%	3/5/10	26,880	26,880
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.130%	3/1/10	5,275	5,275

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Transp. Rev. VRDO	0.180%	3/5/10 LOC	10,550	10,550
Miami FL Health Fac. Auth. (Catholic Health East) VRDO	0.150%	3/5/10 LOC	10,500	10,500
Miami FL Health Fac. Auth. (Catholic Health East) VRDO	0.180%	3/5/10 LOC	15,170	15,170
1 Miami-Dade County FL Special Obligation TOB VRDO	0.140%	3/1/10 LOC	5,000	5,000
Miami-Dade County FL Special Obligation VRDO	0.170%	3/5/10 LOC	10,000	10,000
Miami-Dade County FL Sports Franchise Fac. Tax Rev. VRDO	0.180%	3/5/10 LOC	23,000	23,000
Miami-Dade County IDA Rev. (American Pub Media Group Project) VRDO	0.140%	3/1/10 LOC	10,300	10,300
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	0.130%	3/1/10 LOC	20,205	20,205
1 Tallahassee FL Energy System Rev. TOB VRDO	0.180%	3/5/10	10,000	10,000
				247,830
Georgia (2.2%)
1 Augusta GA Water & Sewer Rev. TOB VRDO	0.230%	3/5/10 (4)	7,645	7,645
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.180%	3/5/10 LOC	18,905	18,905
1 Gwinnett County GA School Dist. GO TOB VRDO	0.190%	3/5/10	13,530	13,530
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	0.150%	3/5/10	22,975	22,975
Valdosta & Lowndes County GA Hosp. Auth. Rev. (South GA Medical Center Project) VRDO	0.190%	3/5/10 LOC	2,700	2,700
				65,755
Idaho (1.7%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.210%	3/5/10 LOC	34,685	34,685
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.210%	3/5/10 LOC	17,000	17,000
				51,685
Illinois (9.9%)
1 Chicago IL Board of Educ. TOB VRDO	0.230%	3/5/10 LOC	9,522	9,522
1 Chicago IL GO TOB VRDO	0.190%	3/5/10	14,420	14,420
Chicago IL GO VRDO	0.120%	3/1/10	39,150	39,150
Chicago IL GO VRDO	0.120%	3/1/10 LOC	6,475	6,475
Chicago IL Wastewater Transmission Rev. VRDO	0.140%	3/1/10 LOC	12,800	12,800
Chicago IL Wastewater Transmission Rev. VRDO	0.140%	3/1/10 LOC	19,300	19,300
1 Chicago IL Water Rev. TOB VRDO	0.250%	3/5/10 (4)	7,795	7,795
Chicago IL Water Rev. VRDO	0.200%	3/5/10 LOC	14,800	14,800
Chicago IL Water Rev. VRDO	0.200%	3/5/10 LOC	3,200	3,200
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.200%	3/5/10	17,888	17,888
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.200%	3/5/10	12,320	12,320
Illinois Finance Auth. Pollution Commonwealth Edison Co. VRDO	0.190%	3/5/10 LOC	7,800	7,800
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.160%	3/5/10	11,550	11,550
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.140%	3/1/10	16,535	16,535
Illinois Finance Auth. Rev. (Chicago Univ.) VRDO	0.120%	3/1/10 LOC	4,200	4,200
Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.140%	3/1/10 LOC	16,700	16,700
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.140%	3/1/10	7,000	7,000
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.140%	3/1/10	25,000	25,000
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.200%	3/5/10	9,767	9,767
1 Illinois GO TOB VRDO	0.140%	3/1/10 LOC	35,300	35,300
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	0.190%	3/5/10	10,000	10,000
				301,522
Indiana (2.8%)
1 Indiana Bond Bank Rev. TOB VRDO	0.230%	3/5/10 LOC	5,930	5,930
Indiana Dev. Finance Auth. Rev. (Children's Museum) VRDO	0.210%	3/5/10	1,250	1,250
1 Indiana Finance Auth. Highway Rev. TOB VRDO	0.240%	3/5/10	14,480	14,480
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.160%	3/1/10	28,050	28,050
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.200%	3/5/10	10,000	10,000
Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.180%	3/5/10 LOC	17,730	17,730
1 Indiana Health & Educ. Fac. Financing Auth. Rev. TOB VRDO	0.140%	3/1/10	2,900	2,900
1 Indiana Muni. Power Agency Rev. TOB VRDO	0.210%	3/5/10 (13)	4,990	4,990
				85,330
Iowa (1.0%)
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System) VRDO	0.130%	3/1/10 LOC	4,900	4,900
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (St. Ambrose University) VRDO	0.140%	3/1/10 LOC	20,000	20,000
1 Iowa Special Obligation TOB VRDO	0.180%	3/5/10	4,700	4,700
				29,600
Kentucky (1.6%)
Berea KY Educ. Fac. Rev. (Berea College) VRDO	0.120%	3/1/10	7,855	7,855
Christian County KY Association County Leasing Program Rev. VRDO	0.140%	3/1/10 LOC	13,605	13,605

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Christian County KY Association County Leasing Program Rev. VRDO	0.140%	3/1/10 LOC	11,300	11,300
Trimble County KY Association of Counties Leasing Trust Lease Program Rev. VRDO	0.140%	3/1/10 LOC	17,345	17,345
				50,105
Louisiana (0.7%)
1 East Baton Rouge LA Sewer Commission Rev. TOB VRDO	0.200%	3/5/10 (4)(13)	5,890	5,890
1 East Baton Rouge LA Sewer Commission Rev. TOB VRDO	0.200%	3/5/10 (4)(13)	5,620	5,620
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.190%	3/5/10 LOC	10,000	10,000
				21,510
Maryland (0.5%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Hosp.) VRDO	0.170%	3/5/10 LOC	8,000	8,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	0.140%	3/1/10 LOC	8,000	8,000
				16,000
Massachusetts (2.2%)
1 Massachusetts GO TOB VRDO	0.180%	3/5/10	18,455	18,455
1 Massachusetts GO TOB VRDO	0.200%	3/5/10	4,800	4,800
1 Massachusetts GO TOB VRDO	0.210%	3/5/10 LOC	7,625	7,625
Massachusetts GO VRDO	0.190%	3/5/10	20,000	20,000
1 Massachusetts Health & Educ. Fac. Auth. Rev. (MIT) TOB VRDO	0.200%	3/5/10	3,250	3,250
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare) VRDO	0.160%	3/5/10	5,000	5,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Pooled Loan Program) VRDO	0.120%	3/1/10 LOC	4,085	4,085
Massachusetts Water Resources Auth. Rev. VRDO	0.170%	3/5/10	3,000	3,000
				66,215
Michigan (2.2%)
Michigan Strategic Fund Limited Obligation Rev. (Henry Ford Museum) VRDO	0.190%	3/1/10 LOC	11,250	11,250
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	0.130%	3/1/10	7,065	7,065
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	0.170%	3/5/10	3,000	3,000
Univ. of Michigan Hosp. Rev. VRDO	0.130%	3/1/10	3,650	3,650
Univ. of Michigan Hosp. Rev. VRDO	0.140%	3/1/10	5,000	5,000
Univ. of Michigan Hosp. Rev. VRDO	0.170%	3/5/10	32,200	32,200
1 Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	0.140%	3/1/10	4,995	4,995
				67,160
Minnesota (0.9%)
Hennepin County MN Rev. VRDO	0.140%	3/5/10	5,000	5,000
Minnesota Agriculture & Econ. Dev. Board Rev. (Essentia Health Obligated Group) VRDO	0.150%	3/1/10 (12)	11,825	11,825
Minnesota Higher Educ. Fac. Auth. Rev. (Carleton College) VRDO	0.170%	3/5/10	3,000	3,000
Regents of the Univ. of Minnesota CP	0.350%	4/8/10	6,000	6,000
				25,825
Mississippi (1.8%)
Mississippi Business Finance Corp. Rev. (Promenade D'Iberville Project) VRDO	0.180%	3/5/10 LOC	8,960	8,960
Mississippi Business Finance Corp. Rev. VRDO	0.190%	3/5/10 LOC	4,425	4,425
Mississippi Business Financing Corp. Health Care Fac. Corp. Rev. (Rush Medical Foundation
Project) V	0.170%	3/5/10 LOC	4,160	4,160
Mississippi Dev. Bank Special Obligation Rev. VRDO	0.180%	3/5/10	10,000	10,000
Mississippi GO (Nissan Project) VRDO	0.180%	3/5/10	18,100	18,100
1 Univ. of Southern Mississippi Educ. Building Corp. Rev. TOB VRDO	0.250%	3/5/10 (4)	9,610	9,610
				55,255
Missouri (1.6%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.160%	3/5/10	29,790	29,790
Missouri Dev. Finance Board Cultural Fac. Rev. (Nelson Gallery Foundation) VRDO	0.140%	3/1/10	3,450	3,450
Missouri Health & Educ. Fac. Auth. (Assemblies of God College) VRDO	0.200%	3/5/10 LOC	9,005	9,005
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.180%	3/5/10 LOC	7,500	7,500
				49,745
Montana (0.3%)
Montana State Board of Regents Higher Educ. Rev. VRDO	0.130%	3/1/10 LOC	9,650	9,650

Nebraska (1.8%)
Central Plains Energy Project Nebraska Gas Project VRDO	0.190%	3/5/10	10,000	10,000
Douglas County NE Hosp. Auth. Rev. (Children's Hosp.) VRDO	0.140%	3/1/10 LOC	5,050	5,050
1 Nebraska Public Power Agency Rev. TOB VRDO	0.210%	3/5/10 (13)	10,210	10,210
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.210%	3/5/10 (4)(13)	5,000	5,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Nebraska Public Power TOB VRDO	0.200%	3/5/10 LOC	24,680	24,680
				54,940
Nevada (2.0%)
Clark County NV School Dist. GO VRDO	0.130%	3/1/10 (4)	19,000	19,000
Reno NV Sales Tax Rev. VRDO	0.140%	3/1/10 LOC	41,610	41,610
				60,610
New Hampshire (0.8%)
New Hampshire Health & Educ. Fac. Auth. Rev. (Southern New Hampshire Univ.) VRDO	0.170%	3/5/10 LOC	11,800	11,800
New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	0.190%	3/5/10	13,220	13,220
				25,020
New Jersey (1.7%)
1 New Jersey Transp. Trust Fund TOB VRDO	0.220%	3/5/10 LOC	32,800	32,800
New Jersey Turnpike Auth. Rev. VRDO	0.230%	3/5/10 LOC	18,900	18,900
				51,700
New Mexico (1.3%)
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.200%	3/5/10	19,830	19,830
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.200%	3/5/10	10,710	10,710
New Mexico Mun. Energy Acquisition Auth. (Gas Supply) VRDO	0.190%	3/5/10	10,000	10,000
				40,540
New York (7.8%)
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.200%	3/5/10 (4)(13)	29,000	29,000
1 Metropolitan Transp. Auth. NY TOB VRDO	0.210%	3/5/10 (4)(13)	8,000	8,000
Nassau County NY Interim Finance Auth. VRDO	0.140%	3/5/10	5,500	5,500
Nassau Health Care Corp. VRDO	0.160%	3/5/10 LOC	10,000	10,000
1 New York City NY GO TOB VRDO	0.200%	3/5/10	22,610	22,610
1 New York City NY GO TOB VRDO	0.200%	3/5/10	5,000	5,000
New York City NY GO VRDO	0.140%	3/1/10 (4)	2,900	2,900
New York City NY GO VRDO	0.140%	3/1/10 (4)	7,200	7,200
New York City NY Housing Dev. Corp. Rev. (201 Pearl Street) VRDO	0.150%	3/5/10 LOC	12,400	12,400
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Columbus Apartments)
VRDO	0.160%	3/5/10 LOC	15,300	15,300
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.120%	3/1/10	12,195	12,195
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.140%	3/1/10	6,250	6,250
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.140%	3/1/10	6,000	6,000
New York City NY Transitional Finance Auth. Rev. VRDO	0.190%	3/5/10	15,000	15,000
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	30,000	30,000
1 New York State Dormitory Auth. Rev. TOB VRDO	0.200%	3/5/10	8,535	8,535
1 New York State Dormitory Auth. Rev. TOB VRDO	0.200%	3/5/10	6,500	6,500
New York State Housing Finance Agency Rev. (DeKalb Ave. Housing) VRDO	0.170%	3/5/10 LOC	8,800	8,800
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.190%	3/5/10	6,800	6,800
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.160%	3/5/10 (4)	20,200	20,200
				238,190
North Carolina (3.6%)
Buncombe County NC Metro. Sewerage Dist. VRDO	0.200%	3/5/10	5,000	5,000
1 Charlotte NC COP TOB VRDO	0.200%	3/5/10	7,860	7,860
Mecklenburg County NC COP VRDO	0.170%	3/5/10	4,500	4,500
North Carolina Capital Fac. Finance Agency Rev. (YMCA of the Triangle) VRDO	0.200%	3/5/10 LOC	3,835	3,835
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.180%	3/5/10	24,640	24,640
North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.170%	3/5/10 LOC	7,000	7,000
North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.180%	3/5/10	13,840	13,840
Raleigh Durham NC Airport Auth. Rev. VRDO	0.190%	3/5/10 LOC	10,080	10,080
Union County NC GO VRDO	0.180%	3/5/10	28,835	28,835
Union County NC GO VRDO	0.180%	3/5/10	4,655	4,655
				110,245
Ohio (7.4%)
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.140%	3/1/10 LOC	4,700	4,700
Cleveland OH COP VRDO	0.180%	3/5/10 LOC	14,400	14,400
Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	0.170%	3/5/10	4,800	4,800
Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program)
VRDO	0.200%	3/5/10 LOC	10,200	10,200

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.160%	3/5/10 LOC	7,135	7,135
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.180%	3/5/10	18,400	18,400
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	0.160%	3/5/10 LOC	3,830	3,830
Lancaster Port Auth. Ohio Gas Rev. VRDO	0.190%	3/5/10	3,300	3,300
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	0.180%	3/5/10	3,000	3,000
1 Ohio GO TOB VRDO	0.190%	3/5/10	13,810	13,810
Ohio GO VRDO	0.190%	3/5/10	5,675	5,675
Ohio GO VRDO	0.190%	3/5/10	3,315	3,315
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.350%	6/7/10	10,800	10,800
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Health Clinic) VRDO	0.120%	3/1/10	11,845	11,845
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.) VRDO	0.200%	3/5/10 LOC	2,775	2,775
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	0.180%	3/5/10	10,000	10,000
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO	0.190%	3/5/10 LOC	2,975	2,975
Ohio Infrastructure Improvement GO VRDO	0.190%	3/5/10	2,425	2,425
1 Ohio State Hosp Rev. (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.140%	3/1/10	7,300	7,300
Ohio State Univ. General Receipts Rev. VRDO	0.160%	3/5/10	11,670	11,670
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.130%	3/1/10 LOC	4,200	4,200
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.140%	3/1/10 LOC	29,860	29,860
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.180%	3/5/10 LOC	25,365	25,365
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.160%	3/5/10	15,025	15,025
				226,805
Oklahoma (1.8%)
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.170%	3/1/10 (12)	6,700	6,700
Oklahoma Turnpike Auth. VRDO	0.130%	3/1/10	15,160	15,160
Oklahoma Turnpike Auth. VRDO	0.140%	3/1/10	32,700	32,700
				54,560
Oregon (0.6%)
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.170%	3/5/10	9,145	9,145
1 Washington Clackamas & Yamhill County OR School Dist. TOB VRDO	0.170%	3/5/10 LOC	10,035	10,035
				19,180
Pennsylvania (3.4%)
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	0.160%	3/5/10	6,400	6,400
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	0.180%	3/5/10	3,005	3,005
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.250%	3/5/10	13,490	13,490
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.250%	3/5/10	9,900	9,900
Erie County PA Hosp. Auth. Rev. (Hamot Health Foundation) VRDO	0.130%	3/1/10 LOC	2,100	2,100
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.120%	3/1/10	7,800	7,800
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.140%	3/1/10	7,000	7,000
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	0.160%	3/1/10 LOC	3,000	3,000
1 Pennsylvania GO TOB VRDO	0.200%	3/5/10	10,055	10,055
1 Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	0.180%	3/5/10 (4)	9,850	9,850
Philadelphia PA Auth. IDR (Philadelphia Museum of Art) VRDO	0.120%	3/1/10 LOC	5,000	5,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.120%	3/1/10	6,900	6,900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.120%	3/1/10	4,800	4,800
Philadelphia PA Water & Waste Water Rev. VRDO	0.180%	3/5/10 LOC	10,000	10,000
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.) VRDO	0.190%	3/5/10 LOC	5,395	5,395
				104,695
South Carolina (0.9%)
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Sisters of Charity Providence Hosp.) VRDO	0.180%	3/5/10 LOC	22,000	22,000
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Regional Medical Center) VRDO	0.190%	3/5/10 LOC	6,225	6,225
				28,225
South Dakota (0.1%)
Lawrence County SD PCR VRDO	0.160%	3/5/10 LOC	3,300	3,300

Tennessee (1.4%)
Jackson TN Energy Auth. Water System Rev. VRDO	0.190%	3/5/10 LOC	12,000	12,000
Shelby County TN GO VRDO	0.180%	3/5/10	25,250	25,250
1 Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hosp.)
TOB VRD	0.200%	3/5/10	5,000	5,000
				42,250
Texas (7.5%)
1 Cypress-Fairbanks TX Independent School Dist. TOB VRDO	0.140%	3/1/10	4,995	4,995

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Denton TX Independent School Dist. VRDO	0.210%	3/5/10	4,500	4,500
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.140%	3/1/10	19,765	19,765
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp. System) VRDO	0.120%	3/1/10	13,600	13,600
1 Harris County TX Health Fac. Dev. Corp. Rev. TOB VRDO	0.140%	3/1/10 (ETM)	5,000	5,000
Houston TX Independent School Dist. GO VRDO	0.200%	3/5/10	11,765	11,765
1 Houston TX Util. System Rev. TOB VRDO	0.210%	3/5/10 (4)(13)	8,000	8,000
1 Houston TX Util. System Rev. TOB VRDO	0.230%	3/5/10 LOC	4,150	4,150
1 Northside TX Independent School Dist. GO TOB VRDO	0.200%	3/5/10	5,225	5,225
San Antonio TX Hotel Occupancy Tax Rev. VRDO	0.180%	3/5/10 LOC	7,500	7,500
Texas Dept. of Transp. State Highway Fund Rev. CP	0.250%	4/8/10	15,000	15,000
1 Texas GO Municipal Services Trust TOB VRDO	0.230%	3/5/10	35,000	35,000
1 Texas GO TOB VRDO	0.200%	3/5/10	5,700	5,700
1 Texas GO TOB VRDO	0.200%	3/5/10	12,425	12,425
Texas Small Business Industrial Dev. Corp. (Texas Public Fac. Capital Access) VRDO	0.230%	3/5/10 LOC	8,565	8,565
1 Texas State Transp. Comm. TOB VRDO	0.200%	3/5/10	1,515	1,515
Texas Transp. Comm. Mobility Fund VRDO	0.200%	3/5/10	42,875	42,875
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.210%	3/5/10	9,980	9,980
West Side Calhoun County TX Dev. (British Petroleum) VRDO	0.170%	3/1/10	13,800	13,800
				229,360
Utah (1.9%)
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.120%	3/1/10	22,800	22,800
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.140%	3/1/10	28,400	28,400
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.140%	3/1/10	6,465	6,465
				57,665
Vermont (1.1%)
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) VRDO	0.150%	3/5/10	22,530	22,530
Vermont Housing Finance Agency Single Family VRDO	0.160%	3/5/10	11,860	11,860
				34,390
Virginia (2.0%)
Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.180%	3/5/10 LOC	17,850	17,850
Alexandria VA IDA Rev. (Institute for Defense Analyses Project) VRDO	0.190%	3/5/10 LOC	16,765	16,765
Farmville VA IDA Education Fac. Rev. (Longwood Student Housing Project) VRDO	0.200%	3/5/10 (12)	17,647	17,647
1 Univ. of Virginia TOB VRDO	0.200%	3/5/10	6,600	6,600
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College) VRDO	0.130%	3/1/10	3,400	3,400
				62,262
Washington (1.6%)
Chelan County WA Public Util. Dist. VRDO	0.220%	3/5/10	4,500	4,500
1 Seattle WA Water System Rev. TOB VRDO	0.190%	3/5/10 (4)	5,060	5,060
1 Washington GO TOB VRDO	0.200%	3/5/10	7,995	7,995
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.130%	3/1/10 (4)	7,860	7,860
1 Washington Health Care Fac. Auth. (PeaceHealth) TOB VRDO	0.200%	3/5/10	7,315	7,315
Washington Public Power Supply System Rev. (Nuclear Project) VRDO	0.170%	3/5/10 LOC	15,100	15,100
				47,830
Wisconsin (2.0%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.140%	3/1/10 LOC	7,000	7,000
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.160%	3/5/10 LOC	2,450	2,450
Wisconsin Health & Educ. Fac. Auth. Rev. (Edgewood College) VRDO	0.140%	3/1/10 LOC	6,895	6,895
Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	0.180%	3/5/10 LOC	10,000	10,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Meriter Hosp. Inc.) VRDO	0.140%	3/1/10 LOC	29,240	29,240
Wisconsin Health & Educ. Fac. Auth. Rev. (Prohealth Care Inc.) VRDO	0.140%	3/1/10 LOC	5,815	5,815
				61,400
Total Tax-Exempt Municipal Bonds (Cost $3,055,779)				3,055,779
Total Investments (100.1%) (Cost $3,055,779)				3,055,779
Other Assets and Liabilities (-0.1%)
Other Assets				15,060
Liabilities				(18,310)

(3,250)

Municipal Cash Management Fund

Net Assets (100%)
Amount
($000)
Applicable to 3,052,415,677 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,052,529
Net Asset Value Per Share	$1.00

At February 28, 2010, net assets consisted of:
Paid-in Capital	3,052,529
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Net Assets	3,052,529

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities was $649,782,000, representing 21.3% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Key to Abbreviations

ARS - Auction Rate Security. BAN - Bond Anticipation Note. COP - Certificate of Participation. CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note. GO - General Obligation Bond.

IDA - Industrial Development Authority Bond. IDR - Industrial Development Revenue Bond. PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note. TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note. UFSD - Union Free School District. USD - United School District.

VRDO - Variable Rate Demand Obligation. (ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp. (14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 28, 2010
($000)
Investment Income
Income
Interest	3,077
Total Income	3,077
Expenses
The Vanguard Group—Note B
Management and Administrative	142
Total Expenses	142
Net Investment Income	2,935
Net Increase (Decrease) in Net Assets Resulting from Operations	2,935

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,935	15,036
Realized Net Gain (Loss)	—	100
Net Increase (Decrease) in Net Assets Resulting from Operations	2,935	15,136
Distributions
Net Investment Income	(2,935)	(15,036)
Realized Capital Gain	—	—
Total Distributions	(2,935)	(15,036)
Capital Share Transactions
Issued	1,066,117	2,907,301
Issued in Lieu of Cash Distributions	2,935	15,036
Redeemed	(534,110)	(2,158,231)
Net Increase (Decrease) from Capital Share Transactions	534,942	764,106
Total Increase (Decrease)	534,942	764,206
Net Assets
Beginning of Period	2,517,587	1,753,381
End of Period	3,052,529	2,517,587

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.010	.025	.036	.032	.020
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.010	.025	.036	.032	.020
Distributions
Dividends from Net Investment
Income	(.001)	(.010)	(.025)	(.036)	(.032)	(.020)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.010)	(.025)	(.036)	(.032)	(.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.10%	1.04%	2.50%	3.71%	3.20%	2.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,053	$2,518	$1,753	$1,285	$2,036	$2,106
Ratio of Total Expenses to Average
Net Assets	0.01%[1]	0.01%	0.01%	0.01%	0.02%	0.02%
Ratio of Net Investment Income to
Average Net Assets	0.21%[1]	0.85%	2.42%	3.64%	3.16%	2.35%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2006-2009), and for the period ended February 28, 2010, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative services and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value Ending Account Value		Expenses Paid
	August 31, 2009	February 28, 2010	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,001.05	$0.05
Municipal Cash Management	$1,000.00	$1,001.03	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,024.74	$0.05
Municipal Cash Management	$1,000.00	$1,024.74	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.01%; for the Municipal Cash Management Fund, 0.01%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities.

Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1] :
Your Fund compared with its Peer Group

	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Funds Average

Market Liquidity	0.005%	0.43%
Municipal Cash Management	0.01	--

1 The expense ratios shown are from the prospectuses dated December 28, 2009. For the six months ended February 28, 2010, the annualized expense ratios were 0.01% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 161 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman
of the Board. Principal Occupation(s) During the
Past Five Years: Chairman of the Board of The
Vanguard Group, Inc., and of each of the investment
companies served by The Vanguard Group, since
January 2010; Director of The Vanguard Group since
2008; Chief Executive Officer and President of The
Vanguard Group and of each of the investment
companies served by The Vanguard Group since
2008; Director of Vanguard Marketing Corporation;
Managing Director of The Vanguard Group
(1995–2008).

Independent Trustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive
Chief Staff and Marketing Officer for North America
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and
services); Director of SPX Corporation (multi-industry
manufacturing), the United Way of Rochester, the
Boy Scouts of America, Amerigroup Corporation
(managed health care), and Monroe Community
College Foundation.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman
and Chief Executive Officer (retired 2009) and
President (2006–2008) of Rohm and Haas Co.
(chemicals); Board Member of American Chemistry
Council; Director of Tyco International, Ltd. (diversified
manufacturing and services) and Hewlett-Packard
Co. (electronic computer manufacturing); Trustee of
The Conference Board.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years:
President of the University of Pennsylvania;
Christopher H. Browne Distinguished Professor of
Political Science in the School of Arts and Sciences
with secondary appointments at the Annenberg
School for Communication and the Graduate School
of Education of the University of Pennsylvania;
Director of Carnegie Corporation of New York,
Schuylkill River Development Corporation, and
Greater Philadelphia Chamber of Commerce;
Trustee of the National Constitution Center.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Vice President and Chief Global Diversity Officer
since 2006 (retired 2008) and Member of the
Executive Committee (retired 2008) of Johnson &
Johnson (pharmaceuticals/consumer products); Vice
President and Chief Information Officer of Johnson
& Johnson (1997–2005); Director of the University
Medical Center at Princeton and Women’s Research
and Education Institute; Member of the Advisory
Board of the Maxwell School of Citizenship and
Public Affairs at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer since 2005 (retired 2009)
and Vice Chairman of the Board (2008–2009) of
Cummins Inc. (industrial machinery); Director of SKF
AB (industrial machinery), Hillenbrand, Inc. (specialized
consumer services), Sauer-Danfoss Inc. (machinery),
the Lumina Foundation for Education, and the
Columbus Community Education Coalition; Chairman
of the Advisory Council for the College of Arts and
Letters at the University of Notre Dame.

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George
Gund Professor of Finance and Banking at the
Harvard Business School; Chair of the Investment
Committee of HighVista Strategies LLC (private
investment firm).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Deputy Chairman of
the Federal Reserve Bank of Cleveland; Trustee of
University Hospitals of Cleveland, The Cleveland
Museum of Art, and Case Western Reserve
University.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

Executive Officers

Thomas J. Higgins
Born 1957. Chief Financial Officer Since
September 2008. Principal Occupation(s) During
the Past Five Years: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard
Group since 2008; Treasurer of each of the
investment companies served by The Vanguard
Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008.
Principal Occupation(s) During the Past Five Years:
Principal of The Vanguard Group, Inc.; Treasurer of
each of the investment companies served by The
Vanguard Group since 2008; Assistant Treasurer of
each of the investment companies served by The
Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Managing
Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard
Group since 2005; Director and Senior Vice President
of Vanguard Marketing Corporation since 2005;
Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

CMT2 042010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2010
VANGUARD CMT FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.